Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 96.6%
Security	Shares	Value
Banks — 1.2%
Columbia Banking System, Inc.	3,154,432	$ 73,750,620
Prosperity Bancshares, Inc.	1,417,436	99,560,705
		$ 173,311,325
Building Products — 8.6%
Advanced Drainage Systems, Inc.	494,659	$ 56,816,533
Carlisle Cos., Inc.	1,769,815	660,848,921
Lennox International, Inc.	655,463	375,737,610
Simpson Manufacturing Co., Inc.	896,400	139,219,884
		$ 1,232,622,948
Capital Markets — 8.6%
Affiliated Managers Group, Inc.(1)	1,276,051	$ 251,088,555
FactSet Research Systems, Inc.	310,993	139,100,949
Morningstar, Inc.	1,525,794	478,992,511
SEI Investments Co.	4,113,821	369,667,955
		$ 1,238,849,970
Chemicals — 2.3%
RPM International, Inc.	3,026,255	$ 332,403,849
		$ 332,403,849
Consumer Staples Distribution & Retail — 3.3%
Casey's General Stores, Inc.	920,022	$ 469,459,626
		$ 469,459,626
Containers & Packaging — 4.7%
AptarGroup, Inc.	2,410,685	$ 377,103,455
Avery Dennison Corp.	1,379,058	241,983,307
Ball Corp.	1,132,427	63,517,830
		$ 682,604,592
Distributors — 3.7%
LKQ Corp.	9,894,656	$ 366,201,219
Pool Corp.	560,379	163,339,271
		$ 529,540,490
Diversified Consumer Services — 1.0%
Service Corp. International	1,705,796	$ 138,851,794
		$ 138,851,794
Security	Shares	Value
Electronic Equipment, Instruments & Components — 4.7%
Insight Enterprises, Inc.(2)	799,603	$ 110,413,180
Trimble, Inc.(2)	7,541,246	572,983,871
		$ 683,397,051
Financial Services — 3.3%
Jack Henry & Associates, Inc.	1,070,199	$ 192,817,754
WEX, Inc.(2)	1,938,347	284,723,791
		$ 477,541,545
Ground Transportation — 3.1%
J.B. Hunt Transport Services, Inc.	1,324,683	$ 190,224,479
Landstar System, Inc.(1)	1,872,433	260,305,636
		$ 450,530,115
Health Care Equipment & Supplies — 2.7%
Envista Holdings Corp.(1)(2)	8,399,367	$ 164,123,631
Teleflex, Inc.	1,956,178	231,533,228
		$ 395,656,859
Hotels, Restaurants & Leisure — 4.8%
Aramark	8,664,273	$ 362,773,111
Choice Hotels International, Inc.(1)	2,584,073	327,867,182
		$ 690,640,293
Insurance — 9.4%
Brown & Brown, Inc.	1,326,608	$ 147,081,029
Kinsale Capital Group, Inc.	397,978	192,581,554
Markel Group, Inc.(2)	225,144	449,693,620
W.R. Berkley Corp.	7,734,358	568,243,282
		$ 1,357,599,485
IT Services — 3.6%
GoDaddy, Inc., Class A(2)	2,857,864	$ 514,586,992
		$ 514,586,992
Life Sciences Tools & Services — 1.2%
Bio-Techne Corp.	3,446,061	$ 177,299,838
		$ 177,299,838
Machinery — 3.7%
Graco, Inc.	1,497,806	$ 128,766,382
IDEX Corp.	1,326,833	232,952,070
Nordson Corp.	789,296	169,201,383
		$ 530,919,835

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Marine Transportation — 1.6%
Kirby Corp.(2)	2,073,511	$ 235,156,883
		$ 235,156,883
Professional Services — 10.5%
Booz Allen Hamilton Holding Corp.	3,350,358	$ 348,872,778
Broadridge Financial Solutions, Inc.	675,563	164,182,076
CACI International, Inc., Class A(1)(2)	1,112,321	530,243,421
FTI Consulting, Inc.(2)	859,858	138,867,067
TransUnion	3,667,768	322,763,584
		$ 1,504,928,926
Real Estate Management & Development — 2.1%
Jones Lang LaSalle, Inc.(2)	1,171,659	$ 299,686,939
		$ 299,686,939
Software — 7.7%
Bentley Systems, Inc., Class B	2,188,413	$ 118,108,650
Blackbaud, Inc.(1)(2)	2,851,677	183,106,180
Dolby Laboratories, Inc., Class A(1)	5,057,798	375,592,079
Manhattan Associates, Inc.(2)	1,308,218	258,333,808
Tyler Technologies, Inc.(2)	285,924	169,507,184
		$ 1,104,647,901
Specialty Retail — 3.8%
Burlington Stores, Inc.(2)	1,587,244	$ 369,256,444
Ulta Beauty, Inc.(2)	392,020	183,394,797
		$ 552,651,241
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	2,273,153	$ 138,844,185
		$ 138,844,185
Total Common Stocks (identified cost $8,523,561,885)		$13,911,732,682

Short-Term Investments — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(3)	497,493,581	$ 497,493,581
Total Short-Term Investments (identified cost $497,493,581)		$ 497,493,581
Total Investments — 100.1% (identified cost $9,021,055,466)		$14,409,226,263
Other Assets, Less Liabilities — (0.1)%		$ (9,964,803)
Net Assets — 100.0%		$14,399,261,460
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Affiliated company.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.

The Fund did not have any open derivative instruments at June 30, 2025.

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2025, the value of the Fund's investment in affiliated companies and that may be deemed to be affiliated was $2,621,302,943, which represents 18.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
Affiliated Managers Group, Inc.	$268,490,268	$ —	$ (38,352,913)	$11,442,929	$ 9,508,271	$ 251,088,555	$42,795	1,276,051
Blackbaud, Inc.	—	23,575,638	(4,417,385)	3,543,541	(54,184,472)	214,588,858	—	2,851,677
CACI International, Inc., Class A	—	92,092,826	(56,608,260)	12,579,513	(21,455,800)	530,243,421	—	1,112,321
Choice Hotels International, Inc.	335,640,552	8,971,544	(8,213,927)	3,977,383	(12,508,370)	327,867,182	2,235,369	2,584,073
Dolby Laboratories, Inc., Class A	395,796,017	—	(8,252,759)	622,390	(12,573,569)	375,592,079	5,037,396	5,057,798
Envista Holdings Corp.	188,869,696	—	(19,356,919)	(9,512,686)	4,123,540	164,123,631	—	8,399,367
Landstar System, Inc.	—	(7,219,850)	(7,219,850)	4,892,264	(99,493,402)	260,305,636	5,877,197	1,872,433
Short-Term Investments
Liquidity Fund, Institutional Class(1)	636,795,892	1,172,499,268	(1,311,801,579)	—	—	497,493,581	20,121,337	497,493,581
Total				$27,545,334	$(186,583,802)	$2,621,302,943	$33,314,094
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$13,911,732,682*	$ —	$ —	$13,911,732,682
Short-Term Investments	497,493,581	—	—	497,493,581
Total Investments	$14,409,226,263	$ —	$ —	$14,409,226,263
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.